Summary of Significant Accounting Policies - Changes in Partnership's Capitalized Dry Docking Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment [Roll Forward]	$ 2,895,919	$ 3,061,499
Beginning balance	1,335,397
Ending balance	1,220,355	1,335,397
Dry-docking Activity
Property, Plant and Equipment [Line Items]
Beginning balance	38,764	40,365	$ 39,144
Write-downs and sales of vessels	(766)	0	(2,448)
Dry-dock amortization	(13,727)	(12,601)	(11,590)
Ending balance	31,239	38,764	40,365
Property, Plant and Equipment, Additions	$ 6,968	$ 11,000	$ 15,259